CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 10,748,033		$ (255,978)	$ (120,206,947)		$ 794,950	$ 11,045,567
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Change in fair value of warrant liability derivative	(246,125)	$ (307,656)	184,594		$ 123,062	123,062	(6,953,336)
Change in fair value of PIPE derivative liability							(4,566,000)
Change in fair value of contingent guarantee	839,775	3,256,863		3,256,863
Change in fair value of non-redemption agreement			11,759	164,626		(439,787)
Loss on AtlasClear asset acquisition				86,392,769
Fee on Secured convertible note				1,500,000
Change in fair value, convertible note derivative	(3,167,309)			3,585,904
Change in fair value, long-term and short-term note derivative	(11,152,870)	3,101,057		11,208,055
Interest expense on convertible notes				1,896,714
Transaction costs paid with stock				1,401,937
Stock based compensation	2,578			1,462,650
Change in fair value, earnout liability	340,000	1,115,000		1,335,000
Change in operating lease expense				68,727
Interest earned on marketable securities held in Trust Account			(716,882)	(251,569)	(2,028,921)	(3,090,086)	(3,087,315)
Change in fair value, subscription agreement	34,841			38,796
Depreciation expense	4,569			7,565
Amortization of intangibles	307,191	337,911		791,375
Bad debt expense	639			2,474
Changes in operating assets and liabilities:
Due from Atlas Clear	15,323			(12,903)		(58,828)
Income taxes payable					44,118	189,038	536,853
Marketable securities				6,820
Receivables from brokers & dealers	(583,869)			2,203,271
Receivables from customers	652,455			(303,486)
Receivables from others	(57,235)			(59,043)
Advances and Prepaid expenses	23,692		(18,750)	133,158	4,194	33,652	305,798
Cash deposits with clearing organization & other B/Ds				21,664
Other assets			(4,245)	49,041
Payables to customers	(153,100)			(5,124,740)
Payables to officers & directors	42,357			98,048
Payable to brokers & dealers	15,323			(12,903)		(58,828)
Accounts payable and accrued expenses	223,401		161,531	(1,066,430)	443,812	628,164	1,634,174
Commissions and payroll taxes payable	(51,617)			39,638
Stock Loan				259,893
Operating lease right-of-use asset				(11,713)
Operating lease liability				(56,900)
Deferred tax liability	20,959			(43,484)
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES	175,607		(637,971)	(11,212,227)	(785,611)	(1,819,835)	(1,084,259)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes			359,897	68,418		1,374,898	351,474
Investment of cash into Trust Account			(495,000)	(160,000)	(875,000)	(1,850,000)
Cash withdrawn from Trust Account in connection with redemption			4,286,537	53,947,064	1,015,001	152,810,179
Cash paid for purchase of Pacsquare	(65,000)			(500,000)
Cash received from acquisition of Wilson-Davis				33,333,876
Cash withdrawn from Trust Account for working capital purposes				1,195,565	148,523,642
Cash paid to Wilson Davis shareholders				(8,092,568)
CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES	(65,000)		4,151,434	79,792,355	148,663,643	152,335,077	351,474
Cash Flows from Financing Activities:
Proceeds from secured convertible note				6,000,000
Transaction costs financed				5,002,968
Proceeds from promissory note - related party							480,000
Repayment of advances from related party						(70,500)
Advances from related party			352,981	1,052,300	1,948,950	2,855,431	319,166
Redemption of common stock			(4,286,537)	(53,947,064)	(148,523,642)	(152,810,179)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES	148,383		(3,933,556)	(41,891,796)	(146,874,692)	(150,025,248)	799,166
NET INCREASE (DECREASE) IN CASH	258,990		(420,093)	26,688,332	1,003,340	489,994	66,381
CASH AT BEGINNING OF YEAR	27,307,886		1,132,900	619,554	129,560	129,560	63,179
CASH AT YEAR END	27,566,876	$ 27,307,886	712,807	27,307,886	1,132,900	619,554	129,560
Supplementary cash flow information:
Cash paid for income taxes					537,000	537,000
Supplemental disclosure of non-cash investing and financing activities:
Shares issued to settled advances from related party and notes payable related party, net of deemed dividend				4,577,569
Transaction cost settled with subscription payable				2,386,851
Fair value of equity treated earnout in AtlasClear, Inc asset acquisition				31,347,000
Fair value of shares issued in AtlasClear, Inc asset acquisition				44,400,000
Fair value of liability treated earnout in AtlasClear, Inc asset acquisition				10,963,000
Fair value of shares transferred to Wilson Davis shareholders				6,000,000
Short term notes issued to Wilson Davis shareholders				5,000,000
Long term notes issued to Wilson Davis shareholders				7,971,197
Initial value of derivative liability on convertible notes				1,668,731
Fair value of shares transferred to Secured convertible note holders				1,250,698
Redeemable shares transferred to permanent equity				1,195,566
Non-redemption agreement re-classed to permanent equity				1,606,279
Shares issued to purchase Pacsquare and amounts included in accounts payable				1,226,500
Shares issued as deposit for Commercial bank acquisition				91,200
Initial Classification of non-redemption agreement liability			1,884,440	1,668,731
Cancellation of admin fees					120,000	120,000
Excise tax related to redemptions			42,865	539,471	1,485,236	1,528,101
Accretion of common stock subject to possible redemption			$ 1,020,680	592,577	2,217,201	4,008,446	$ 2,170,202
Accounts payable settled with shares				64,376
Interest settled with shares				210,550
Interest settled with shares transferred by related party				48,750
ATLASCLEAR, INC
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of intangibles				(317,231)
Changes in operating assets and liabilities:
Due from Atlas Clear					(49,806)
Payable to brokers & dealers					$ (49,806)
Supplemental disclosure of non-cash investing and financing activities:
Fair value of equity treated earnout in AtlasClear, Inc asset acquisition				31,347,000
Fair value of shares issued in AtlasClear, Inc asset acquisition				44,400,000
Fair value of liability treated earnout in AtlasClear, Inc asset acquisition				10,963,000
Pacsquare
Supplemental disclosure of non-cash investing and financing activities:
Shares issued to purchase Pacsquare and amounts included in accounts payable	$ 137,300			$ 1,226,500
Initial Classification of non-redemption agreement liability						$ 1,881,440